Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments
Schedule of derivative positions

Derivative positions are presented in the following table (in thousands).

	December 31, 2013		December 31, 2012
	Notional	Estimated	Notional	Estimated
	Amount	Fair Value	Amount	Fair Value
Derivative instruments:
IRLCs	$602,467	$12,151	$968,083	$15,150
Commitments to purchase MBSs	236,305	(109)	165,128	466
Interest rate swaps	—	—	1,969	25
Commitments to sell MBSs	1,645,332	11,383	1,586,930	(1,025)
Fee Award Option	20,432	(5,600)	20,432	(4,490)